COMPANY’S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Companys Operations
Schedule of equity interest

				% equity interest
Entity		Main activity	Country (1)	12.31.22	12.31.21
BRF GmbH		Holding	Austria	100.00	100.00
BRF Foods GmbH	(f)	Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")	(b)	Import, commercialization and distribution of products	Oman	70.00	70.00
TBQ Foods GmbH		Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik Üretim Ltd. Sti.		Generation and commercialization of electric energy	Turkey	100.00	100.00
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE	(i)	Marketing and logistics services	UAE	100.00	100.00
BRF Foods LLC	(a)	Import, industrialization and commercialization of products	Russia	99.99	99.99
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH		Holding and trading	Austria	100.00	100.00
BRF Foods LLC	(a)	Import, industrialization and commercialization of products	Russia	0.01	0.01
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.	(a)	Holding	Argentina	4.36	4.36
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.	(a)	Holding	Argentina	95.64	95.64
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
ProudFood Lda.		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
One Foods Holdings Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Food Products Factory LLC	(h)	Import, export, industrialization and commercialization of products	UAE	100.00	49.00
Badi Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	100.00	100.00
Joody Al Sharqiya Food Production Factory LLC		Import and commercialization of products	Saudi Arabia	100.00	100.00
BRF Kuwait Food Management Company WLL	(b)	Import, commercialization and distribution of products	Kuwait	49.00	49.00
One Foods Malaysia SDN. BHD.	(a)	Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC	(b)	Import, commercialization and distribution of products	UAE	49.00	49.00
Federal Foods Qatar	(b)	Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(g)	Import, commercialization and distribution of products	Hong Kong	-	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	0.01	0.01
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	99.99	99.99
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
Hercosul Alimentos Ltda.	(e)	Manufacturing and sale of animal feed	Brazil	100.00	100.00
Hercosul Distribuição Ltda.	(e)	Import, export, wholesale and retail sale of food products for animals	Brazil	100.00	100.00
Hercosul International S.R.L.	(e)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	99.00	99.00
Hercosul Soluções em Transportes Ltda.	(e)	Road freight	Brazil	100.00	100.00
Mogiana Alimentos S.A.		Manufacturing, distribution and sale of Pet Food products	Brazil	100.00	100.00
Affinity Petcare Brasil Participações Ltda.	(e)	Holding	Brazil	-	100.00
Gewinner Participações Ltda.	(e)	Industrialization, distribution and sale of feed and nutrients for animals	Brazil	-	100.00
Paraguassu Participações S.A.	(e)	Holding	Brazil	-	100.00
Hercosul International S.R.L.		Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	1.00	1.00
Potengi Holdings S.A.	(c)	Holding	Brazil	50.00	-
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
ProudFood Lda.		Import and commercialization of products	Angola	10.00	10.00
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
BRF Investimentos Ltda.	(d)	Holding, management of companies and assets	Brazil	99.99	99.99
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10
Sadia Chile S.A.		Import, export and commercialization of products	Chile	60.00	60.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	100.00	100.00
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	0.01	0.01
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
BRF Investimentos Ltda.	(d)	Holding, management of companies and assets	Brazil	0.01	0.01

(1)	UAE – United Arab Emirates.
(a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
(b)	For these entities, the Company has agreements that ensure full economic rights, except for AKF, in which the economic rights are of 99%.
(c)	Affiliate with subsidiary of AES Brasil Energia S.A. (note 12).
(d)	On February 11, 2022, the name of Sino dos Alpes Alimentos Ltda. was changed to BRF Investimentos Ltda.
(e)	On July 31, 2022, BRF Pet S.A. merged the holding companies Affinity Petcare Brasil Participações Ltda., Gewinner Participações Ltda. and Paraguassu Participações S.A. which held interests in the operating companies Hercosul Alimentos Ltda., Hercosul Soluções em Transportes Ltda., Hercosul Distribuidora Ltda. e Mogiana Alimentos S.A. Therefore, as of this date, BRF Pet holds all the shares of these companies.
(f)	As from September 28, 2022, BRF GMBH holds the entire capital stock of BRF Foods GMBH, with retroactive tax and accounting effects to January 1st, 2022.
(g)	On October 7, 2022, the subsidiary BRF Hong Kong LLC was dissolved.
(h)	On November 11, 2022, was acquired the remaining minority stake of Al-Wafi Food Products Factory LLC.
(i)	On March 21, 2023, the subsidiary Banvit ME FZE was dissolved.

The fair value of the acquired assets and assumed liabilities in the business combination is presented below:

Mogiana Group Combined	Fair value at the acquisition date
Assets
Cash and cash equivalents	938
Marketable securities	29,824
Trade and other receivables	59,758
Inventories	54,517
Recoverable taxes	27,748
Property, plant and equipment	139,042
Intangible assets	206,553
Other current and non-current assets	5,486
Total	523,866
Liabilities
Trade accounts payable	55,919
Loans and borrowings	22,688
Lease liability	10,168
Taxes payable	11,487
Payroll, related charges and employee profit sharing	6,296
Provision for tax, civil and labor risks (1)	34,976
Employee benefits	2,081
Deferred income taxes	815
Other current and non-current liabilities	16,932
Total	161,362

Net assets acquired	362,504

Fair value of consideration transferred	477,408

Goodwill	114,904
(1)	Includes R$28,853 related to contingent liabilities recognized in the business combination.